Costs of services and general and administrative costs - Minimum Annual Amounts Payable Under All Lease Commitments (Detail) £ in Millions	Dec. 31, 2018 GBP (£)
Disclosure of finance lease and operating lease by lessee [line items]
Minimum gross rental payments	£ 4,262.6
Less lease related costs	(602.9)
Minimum net rental payments	3,659.7
Less sub-let rentals	(31.5)
Net payment	3,628.2
Within one year [member]
Disclosure of finance lease and operating lease by lessee [line items]
Minimum gross rental payments	612.4
Less lease related costs	(54.2)
Minimum net rental payments	558.2
Less sub-let rentals	(11.5)
Net payment	546.7
Between one and two years [member]
Disclosure of finance lease and operating lease by lessee [line items]
Minimum gross rental payments	475.0
Less lease related costs	(51.0)
Minimum net rental payments	424.0
Less sub-let rentals	(6.4)
Net payment	417.6
Between two and three years [member]
Disclosure of finance lease and operating lease by lessee [line items]
Minimum gross rental payments	415.3
Less lease related costs	(47.3)
Minimum net rental payments	368.0
Less sub-let rentals	(4.9)
Net payment	363.1
Between three and four years [member]
Disclosure of finance lease and operating lease by lessee [line items]
Minimum gross rental payments	362.4
Less lease related costs	(44.8)
Minimum net rental payments	317.6
Less sub-let rentals	(4.3)
Net payment	313.3
Between four and five years [member]
Disclosure of finance lease and operating lease by lessee [line items]
Minimum gross rental payments	323.4
Less lease related costs	(43.1)
Minimum net rental payments	280.3
Less sub-let rentals	(3.1)
Net payment	277.2
Over five years [member]
Disclosure of finance lease and operating lease by lessee [line items]
Minimum gross rental payments	2,074.1
Less lease related costs	(362.5)
Minimum net rental payments	1,711.6
Less sub-let rentals	(1.3)
Net payment	£ 1,710.3